Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents		$ 422	$ 268	[1]
Customer receivables (less allowance for doubtful accounts)		2,236	1,749	[1]
Other receivables (less allowance for doubtful accounts)	[2]	203	331	[1]
Inventories		1,657	1,418	[1]
Regulatory assets		725	496	[1]
Other		732	899	[1]
Total current assets		5,975	5,161	[1]
Investments
Nuclear decommissioning trust funds		5,580	4,938	[1]
Investment in equity method affiliates		1,433	1,278	[1]
Other		357	344	[1]
Total investments		7,370	6,560	[1]
Property, Plant and Equipment
Property, plant and equipment		93,485	76,578	[1]
Accumulated depreciation, depletion and amortization		(26,918)	(22,018)	[1]
Total property, plant and equipment, net		66,567	54,560	[1]
Deferred Charges and Other Assets
Goodwill		8,960	6,410	[1]
Intangible assets, net		887	670	[1]
Regulatory assets		7,575	2,676	[1]
Operating lease assets		486
Other		2,234	1,877	[1]
Total deferred charges and other assets		20,142	11,633	[1]
Total assets		100,054	77,914	[1]
Current Liabilities
Securities due within one year		3,080	3,624	[1]
Credit facility borrowings	[1]		73
Short-term debt		2,412	334	[1]
Accounts payable		920	914	[1]
Accrued interest, payroll and taxes		957	836	[1]
Regulatory liabilities		612	356	[1]
Other		1,795	1,510	[1]
Total current liabilities		9,776	7,647	[1]
Long-Term Debt
Long-term debt		32,043	26,328	[1]
Junior subordinated notes		3,431	3,430	[1]
Remarketable subordinated notes		1,387	1,386	[1]
Total long-term debt		36,861	31,144	[1]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		6,108	5,116	[1]
Regulatory liabilities		10,799	6,840	[1]
Asset retirement obligations		4,985	2,250	[1]
Operating lease liabilities		418
Other		3,508	2,869	[1]
Total deferred credits and other liabilities		25,818	17,075	[1]
Total liabilities		72,455	55,866	[1]
Commitments and Contingencies (see Note 17)				[1]
Equity
Common stock - no par	[3]	20,834	12,588	[1]
Retained earnings		7,806	9,219	[1]
Accumulated other comprehensive income (loss)		(1,731)	(1,700)	[1]
Total common shareholders' equity		26,909	20,107	[1]
Noncontrolling interests		690	1,941	[1]
Total equity		27,599	22,048	[1]
Total liabilities and equity		100,054	77,914	[1]
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		14	29	[4]
Customer receivables (less allowance for doubtful accounts)		935	999	[4]
Other receivables (less allowance for doubtful accounts)		75	76	[4]
Affiliated receivables		59	101	[4]
Inventories		836	837	[4]
Regulatory assets	[5]	387	424
Other	[6]	454	529	[4]
Total current assets		2,373	2,571	[4]
Investments
Nuclear decommissioning trust funds		2,591	2,369	[4]
Other		3	3	[4]
Total investments		2,594	2,372	[4]
Property, Plant and Equipment
Property, plant and equipment		45,107	44,524	[4]
Accumulated depreciation, depletion and amortization		(13,614)	(14,003)	[4]
Total property, plant and equipment, net		31,493	30,521	[4]
Deferred Charges and Other Assets
Regulatory assets		1,719	737	[4]
Operating lease assets		202
Other	[6]	893	679	[4]
Total deferred charges and other assets		2,814	1,416	[4]
Total assets		39,274	36,880	[4]
Current Liabilities
Securities due within one year		392	350	[4]
Short-term debt		595	314	[4]
Accounts payable		255	339	[4]
Payables to affiliates		104	209	[4]
Affiliated current borrowings		24	224	[4]
Regulatory liabilities		281	299	[4]
Other	[6]	1,105	1,080	[4]
Total current liabilities		2,756	2,815	[4]
Long-Term Debt
Long-Term Debt		11,288	11,321	[4]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		2,985	3,017	[4]
Regulatory liabilities		4,808	4,647	[4]
Asset retirement obligations		3,375	1,200	[4]
Operating lease liabilities		169
Other	[6]	949	833	[4]
Total deferred credits and other liabilities		12,286	9,697	[4]
Total liabilities		26,330	23,833	[4]
Commitments and Contingencies (see Note 17)				[4]
Equity
Common stock - no par	[7]	5,738	5,738	[4]
Other paid-in capital		1,113	1,113	[4]
Retained earnings		6,110	6,208	[4]
Accumulated other comprehensive income (loss)		(17)	(12)	[4]
Total common shareholders' equity		12,944	13,047	[4]
Total liabilities and equity		39,274	36,880	[4]
Dominion Energy Gas Holdings, LLC
Current Assets
Cash and cash equivalents		143	99	[8]
Customer receivables (less allowance for doubtful accounts)	[9]	168	187	[8]
Other receivables (less allowance for doubtful accounts)	[9]	13	18	[8]
Affiliated receivables		315	319	[8]
Affiliated notes receivable		716	819	[8]
Inventories		116	97	[8]
Gas imbalances	[9]	88	187	[8]
Current assets of discontinued operations		459	444	[8]
Regulatory assets	[10]	8	8
Other		132	178	[8]
Total current assets		2,150	2,348	[8]
Investments
Affiliated notes receivable		4,566	4,317	[8]
Investment in equity method affiliates		337	339	[8]
Total investments		4,903	4,656	[8]
Property, Plant and Equipment
Property, plant and equipment		14,835	14,700	[8]
Accumulated depreciation, depletion and amortization		(3,298)	(3,219)	[8]
Total property, plant and equipment, net		11,537	11,481	[8]
Deferred Charges and Other Assets
Goodwill		1,471	1,471	[8]
Pension and other postretirement benefit assets	[9]	721	705	[8]
Regulatory assets	[11]	52	52
Operating lease assets		41
Other	[9]	225	241	[8]
Total deferred charges and other assets		2,458	2,417	[8]
Noncurrent assets of discontinued operations		5,969	5,849	[8]
Total assets		27,017	26,751	[8]
Current Liabilities
Securities due within one year		450	748	[8]
Credit facility borrowings	[8]		73
Short-term debt		280	10	[8]
Accounts payable		52	76	[8]
Payables to affiliates		106	124	[8]
Affiliated current borrowings		2,952	3,097	[8]
Current liabilities of discontinued operations		1,097	1,273	[8]
Regulatory liabilities	[12]	29	24
Other	[9]	310	354	[8]
Total current liabilities		5,247	5,755	[8]
Long-Term Debt
Long-Term Debt		7,023	7,022	[8]
Affiliated Long-Term Debt		395
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		1,329	1,330	[8]
Regulatory liabilities		816	765	[8]
Operating lease liabilities		33
Other		132	118	[8]
Total deferred credits and other liabilities		2,310	2,213	[8]
Noncurrent liabilities of discontinued operations		3,181	2,896	[8]
Total liabilities		18,156	17,886	[8]
Commitments and Contingencies (see Note 17)				[8]
Equity
Predecessor equity		2,938	1,804	[8]
Membership interests		4,682	4,566	[8]
Accumulated other comprehensive income (loss)		(191)	(169)	[8]
Total common shareholders' equity		7,429	6,201	[8]
Noncontrolling interests		1,432	2,664	[8]
Total equity		8,861	8,865	[8]
Total liabilities and equity		$ 27,017	$ 26,751	[8]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See Note 10 for amounts attributable to related parties.
[3]	1 billion shares authorized; 802 million shares and 681 million shares outstanding at March 31, 2019 and December 31, 2018, respectively.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[6]	See Note 19 for amounts attributable to affiliates.
[7]	500,000 shares authorized; 274,723 shares outstanding at March 31, 2019 and December 31, 2018.
[8]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[9]	See Note 19 for amounts attributable to related parties.
[10]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[11]	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[12]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.